COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments	$ 29,747	$ 28,134
Inventory purchase commitments, sole or limited suppliers	2,774	7,255
Rent expenses	2,966	2,349	2,501
Aggregate amount of guarantees	35,850
Restricted cash collateral	13,503
Guarantees on employee performance	18,205
Guarantees on salary and benefit costs	3,958
OCS [Member]
Guarantor Obligations [Line Items]
Accrued royalties	744	96
Percentage of amount funded for research and development projects	100.00%
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Accrued royalties	85	0
Royalty fee (as a percent)	5.00%
Percentage of amount funded for research and development projects	150.00%
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses	7,913	10,352	12,932
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	$ 26,779